Real Estate Investments (Schedule of Assets Acquired and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	8 Months Ended
Sep. 30, 2012 property
Real Estate Properties [Line Items]
Business Acquisition, Purchase Price Allocation, Land Acquired in Period	$ 145
Business Acquisition, Purchase Price Allocation, Buildings, Fixtures and Improvements Acquired in Period	820
Business Acquisition, Purchase Price Allocation, Tangible Assets Acquired in Period	965
Business Acquisition, Purchase Price Allocation, Assets Acquired in Period, Net	1,125
Business Acquisition, Cost of Acquired Entity, Cash Paid in Period	1,125
Number of Businesses Acquired	1
Leases, Acquired-in-Place [Member]
Real Estate Properties [Line Items]
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets Acquired in Period	$ 160